UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08777

CREDIT SUISSE HIGH YIELD BOND FUND

(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC

One Madison Avenue

New York, New York 10010

(Address of principal executive offices) (Zip code)

John G. Popp

One Madison Avenue

New York, New York 10010

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 325-2000

Date of fiscal year-end: October 31st

Date of reporting period: November 1, 2015 to January 31, 2016

Item 1:	Schedule of Investments

Credit Suisse High Yield Bond Fund

Schedule of Investments

January 31, 2016 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (114.9%)
Advertising (5.6%)
$885	Clear Channel Worldwide Holdings, Inc., Global Company Guaranteed Notes (Callable 11/15/17 @ 103.25)	(B-, B2)	11/15/22	6.500	$790,969
1,000	Clear Channel Worldwide Holdings, Inc., Series B, Global Company Guaranteed Notes (Callable 02/29/16 @ 105.72)	(B-, Caa1)	03/15/20	7.625	828,750
2,564	Clear Channel Worldwide Holdings, Inc., Series B, Global Company Guaranteed Notes (Callable 11/15/17 @ 103.25)	(B-, B2)	11/15/22	6.500	2,384,520
1,800	Nexstar Broadcasting, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/18 @ 103.06)[1]	(B+, B3)	02/15/22	6.125	1,714,500
2,825	Southern Graphics, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/29/16 @ 106.28)[1]	(CCC+, Caa1)	10/15/20	8.375	2,874,437
4,250	WMG Acquisition Corp., Rule 144A, Senior Secured Notes (Callable 02/29/16 @ 104.50)[1]	(B, B1)	01/15/21	6.000	4,345,625

					12,938,801

Auto Parts & Equipment (2.1%)
360	EnerSys, Rule 144A, Company Guaranteed Notes (Callable 01/30/23 @ 100.00)[1]	(BB+, Ba2)	04/30/23	5.000	356,400
2,650	MPG Holdco I, Inc., Global Company Guaranteed Notes (Callable 10/15/17 @ 105.53)	(B+, B3)	10/15/22	7.375	2,565,544
500	Schaeffler Holding Finance B.V., 6.875% Cash, 7.625% PIK, Rule 144A, Senior Secured Notes (Callable 02/29/16 @ 103.44)[1,2]	(B, Ba3)	08/15/18	14.500	515,000
5,000	UCI International LLC, Global Company Guaranteed Notes (Callable 02/29/16 @ 102.16)	(CCC, Ca)	02/15/19	8.625	1,425,000

					4,861,944

Banking (1.5%)
3,340	CCRE Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 02/29/16 @ 102.91)[1]	(B+, B1)	02/15/18	7.750	3,423,500

Building & Construction (3.1%)
2,875	AV Homes, Inc., Global Company Guaranteed Notes (Callable 07/01/16 @ 106.38)	(B-, Caa1)	07/01/19	8.500	2,846,250
600	K Hovnanian Enterprises, Inc., Global Senior Secured Notes	(CCC+, B1)	11/01/21	2.000	291,000
1,860	NCI Building Systems, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/18 @ 106.19)[1]	(BB-, B3)	01/15/23	8.250	1,943,700
2,100	PriSo Acquisition Corp., Rule 144A, Senior Unsecured Notes (Callable 05/15/18 @ 104.50)[1]	(CCC+, Caa1)	05/15/23	9.000	1,963,500

					7,044,450

Building Materials (3.5%)
775	American Builders & Contractors Supply Co., Inc., Rule 144A, Senior Unsecured Notes (Callable 12/15/18 @ 104.31)[1]	(BB-, B3)	12/15/23	5.750	792,437
3,650	Euramax International, Inc., Rule 144A, Senior Secured Notes (Callable 02/15/18 @ 109.00)[1]	(B-, Caa2)	08/15/20	12.000	3,303,250
2,750	Headwaters, Inc., Global Company Guaranteed Notes (Callable 02/29/16 @ 103.63)	(B, B3)	01/15/19	7.250	2,818,750
1,075	Summit Materials Finance Corp., Global Company Guaranteed Notes (Callable 07/15/18 @ 103.06)	(B, Caa2)	07/15/23	6.125	1,042,750

					7,957,187

Cable & Satellite TV (9.3%)
2,000	Altice Financing S.A., Rule 144A, Senior Secured Notes (Callable 12/15/16 @ 104.88)[1]	(BB-, B1)	01/15/22	6.500	2,000,000
1,000	Altice Luxembourg S.A., Rule 144A, Company Guaranteed Notes (Callable 02/15/20 @ 103.81)[1]	(B, B3)	02/15/25	7.625	892,500
4,000	Block Communications, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/29/16 @ 103.63)[1]	(B+, B1)	02/01/20	7.250	3,990,000
1,315	CSC Holdings LLC, Global Senior Unsecured Notes	(BB, Ba2)	06/01/24	5.250	1,163,775
2,000	DISH DBS Corp., Global Company Guaranteed Notes	(BB-, Ba3)	06/01/21	6.750	2,045,000
1,250	Midcontinent Communications & Midcontinent Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 08/01/16 @ 104.69)[1]	(B, B3)	08/01/21	6.250	1,268,750
2,165	Midcontinent Communications & Midcontinent Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 08/15/18 @ 105.16)[1]	(B, B3)	08/15/23	6.875	2,197,475
800	Neptune Finco Corp., Rule 144A, Senior Secured Notes (Callable 10/15/20 @ 103.31)[1]	(BB-, Ba1)	10/15/25	6.625	832,000

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Cable & Satellite TV
$1,000	Neptune Finco Corp., Rule 144A, Senior Unsecured Notes (Callable 10/15/20 @ 105.44)[1]	(B-, B2)	10/15/25	10.875	$1,060,000
1,700	Numericable-SFR SAS, Rule 144A, Senior Secured Notes (Callable 05/15/17 @ 104.50)[1]	(B+, B1)	05/15/22	6.000	1,683,000
2,800	Numericable-SFR SAS, Rule 144A, Senior Secured Notes (Callable 05/15/19 @ 103.13)[1]	(B+, B1)	05/15/24	6.250	2,744,000
1,000	Virgin Media Finance PLC, Rule 144A, Company Guaranteed Notes (Callable 04/15/18 @ 103.50)[1,3]	(B, B2)	04/15/23	7.000	1,485,737

					21,362,237

Chemicals (7.9%)
2,650	A Schulman, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/18 @ 105.16)[1]	(B+, B3)	06/01/23	6.875	2,398,250
300	Axalta Coating Systems Dutch Holding B, Rule 144A, Company Guaranteed Notes (Callable 02/29/16 @ 105.53)[1]	(B, B3)	05/01/21	7.375	315,561
350	Axiall Corp., Global Company Guaranteed Notes (Callable 05/15/18 @ 102.44)	(BB, Ba3)	05/15/23	4.875	330,750
1,400	Blue Cube Spinco, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/15/20 @ 105.00)[1]	(BB+, Ba1)	10/15/25	10.000	1,519,000
3,025	Chemtura Corp., Company Guaranteed Notes (Callable 07/15/16 @ 104.31)	(BB-, B1)	07/15/21	5.750	3,017,437
975	GCP Applied Technologies, Inc. Rule 144A, Company Guaranteed Notes (Callable 02/01/19 @ 104.75)[1]	(B+, B1)	02/01/23	9.500	1,033,500
3,196	GrafTech International Ltd., Global Company Guaranteed Notes (Callable 11/15/16 @ 103.19)	(B, Caa1)	11/15/20	6.375	1,837,700
1,150	Ineos Group Holdings S.A., Rule 144A, Company Guaranteed Notes (Callable 02/29/16 @ 103.06)[1,4]	(B-, B3)	08/15/18	6.125	1,152,875
1,100	Nufarm Australia Ltd., Rule 144A, Company Guaranteed Notes (Callable 03/03/16 @ 104.78)[1]	(B+, B1)	10/15/19	6.375	1,060,125
2,175	OMNOVA Solutions, Inc., Global Company Guaranteed Notes (Callable 02/29/16 @ 101.97)	(B-, B2)	11/01/18	7.875	2,164,125
272	Reichhold Industries, Inc., Rule 144A, Senior Secured Notes (Callable 02/29/16 @ 100.00)[1,5,6]	(NR, NR)	05/08/17	9.000	114,095
2,400	The Chemours Co., Rule 144A, Senior Unsecured Notes (Callable 05/15/20 @ 103.50)[1,4]	(BB-, B1)	05/15/25	7.000	1,470,000
1,025	Tronox Finance LLC, Global Company Guaranteed Notes (Callable 02/29/16 @ 104.78)	(B+, Caa1)	08/15/20	6.375	638,063
1,250	Univar U.S.A., Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/18 @ 103.38)[1]	(B, Caa1)	07/15/23	6.750	1,109,375

					18,160,856

Consumer/Commercial/Lease Financing (1.7%)
4,500	Infinity Acquisition Finance Corp., Rule 144A, Senior Secured Notes (Callable 08/01/17 @ 103.63)[1]	(CCC+, Caa2)	08/01/22	7.250	3,847,500

Electronics (0.2%)
500	Microsemi Corp. Rule 144A, Company Guaranteed Notes (Callable 01/15/19 @ 106.84)[1]	(B+, B2)	04/15/23	9.125	528,750

Energy - Exploration & Production (4.3%)
4,514	Bonanza Creek Energy, Inc., Global Company Guaranteed Notes (Callable 04/15/17 @ 103.38)	(CCC+, B3)	04/15/21	6.750	1,794,315
2,639	Comstock Resources, Inc., Company Guaranteed Notes (Callable 02/29/16 @ 103.88)	(CCC, Caa3)	04/01/19	7.750	336,473
2,100	Det Norske Oljeselskap ASA, Rule 144A, Subordinated Notes (Callable 05/27/19 @ 105.13)[1]	(NR, NR)	05/27/22	10.250	1,711,500
600	Energy XXI Gulf Coast, Inc., Global Company Guaranteed Notes (Callable 03/15/19 @ 103.44)	(CCC-, Ca)	03/15/24	6.875	36,000
4,350	EPL Oil & Gas, Inc., Global Company Guaranteed Notes (Callable 02/29/16 @ 102.06)[4]	(CCC, Ca)	02/15/18	8.250	261,000
479	Harkand Finance, Inc., 7.800% Cash, 0.600% PIK, Reg S, Rule 144A, Senior Secured Notes (Callable 03/28/16 @ 104.50)[1,2,7]	(NR, NR)	03/28/19	8.400	277,766
2,784	Oasis Petroleum, Inc., Company Guaranteed Notes (Callable 11/01/16 @ 103.25)[4]	(B+, B2)	11/01/21	6.500	1,684,320
350	Oasis Petroleum, Inc., Global Company Guaranteed Notes (Callable 09/15/17 @ 103.44)[4]	(B+, B2)	03/15/22	6.875	204,750

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Energy - Exploration & Production
$1,647	PDC Energy, Inc., Global Company Guaranteed Notes (Callable 10/15/17 @ 103.88)	(B+, B2)	10/15/22	7.750	$1,572,885
4,026	Stone Energy Corp., Global Company Guaranteed Notes (Callable 11/15/17 @ 103.75)	(B-, Caa1)	11/15/22	7.500	1,087,020
3,000	W&T Offshore, Inc., Global Company Guaranteed Notes (Callable 02/29/16 @ 104.25)	(CCC+, Caa1)	06/15/19	8.500	810,000
350	Whiting Petroleum Corp., Company Guaranteed Notes (Callable 12/15/20 @ 100.00)[4]	(BB-, Ba3)	03/15/21	5.750	221,375

					9,997,404

Food - Wholesale (1.0%)
2,250	Dole Food Co., Inc., Rule 144A, Senior Secured Notes (Callable 02/29/16 @ 103.63)[1]	(CCC+, B3)	05/01/19	7.250	2,210,625

Forestry & Paper (0.1%)
300	Lecta S.A., Rule 144A, Senior Secured Notes (Callable 02/29/16 @ 106.66)[1,8]	(B, B2)	05/15/19	8.875	335,473
950	Stone & Webster, Inc.[5,6,9]	(NR, NR)	10/23/19	0.000	1,722

					337,195

Gaming (1.1%)
896	Choctaw Resort Development Enterprise, Rule 144A, Senior Unsecured Notes (Callable 02/29/16 @ 100.00)[1]	(B-, Caa1)	11/15/19	7.250	864,640
1,500	Safari Holding Verwaltungs GmbH, Rule 144A, Senior Secured Notes (Callable 02/15/17 @ 104.13)[1,8]	(B, B2)	02/15/21	8.250	1,710,583

					2,575,223

Gas Distribution (4.6%)
3,469	Energy Transfer Equity LP, Senior Secured Notes	(BB, Ba2)	10/15/20	7.500	3,070,065
2,750	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 06/15/19 @ 102.81)	(B+, B1)	06/15/24	5.625	2,021,250
1,450	Genesis Energy Finance Corp., Global Company Guaranteed Notes (Callable 02/15/17 @ 102.88)	(B+, B1)	02/15/21	5.750	1,167,250
4,525	Holly Energy Finance Corp., Global Company Guaranteed Notes (Callable 03/01/16 @ 103.25)	(BB, B1)	03/01/20	6.500	4,321,375

					10,579,940

Health Facilities (2.8%)
4,050	Covenant Surgical Partners, Inc., Rule 144A, Senior Secured Notes (Callable 08/01/16 @ 106.56)[1]	(B-, B3)	08/01/19	8.750	3,948,750
2,100	Tenet Healthcare Corp., Global Senior Unsecured Notes	(CCC+, B3)	04/01/22	8.125	2,115,750
325	Tenet Healthcare Corp., Global Senior Unsecured Notes[4]	(CCC+, B3)	06/15/23	6.750	302,250

					6,366,750

Health Services (0.6%)
1,500	Emdeon, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/17 @ 104.50)[1]	(CCC+, Caa1)	02/15/21	6.000	1,398,750

Insurance Brokerage (2.9%)
1,750	Hub Holdings Finance, Inc., 8.125% Cash, 8.875% PIK, Rule 144A, Senior Unsecured Notes (Callable 02/29/16 @ 102.00)[1,2]	(CCC+, Caa2)	07/15/19	17.000	1,496,250
1,275	HUB International Ltd., Rule 144A, (Callable 02/15/17 @ 103.00)[1]	(CCC+, B3)	02/15/21	9.250	1,306,875
2,450	HUB International Ltd., Rule 144A, Senior Unsecured Notes (Callable 10/01/16 @ 105.91)[1]	(CCC+, Caa2)	10/01/21	7.875	2,156,000
2,000	National Financial Partners Corp., Rule 144A, Senior Unsecured Notes (Callable 07/15/16 @ 106.75)[1]	(CCC+, Caa2)	07/15/21	9.000	1,807,500

					6,766,625

Investments & Misc. Financial Services (4.1%)
1,500	Arrow Global Finance PLC, Rule 144A, Senior Secured Notes (Callable 03/01/16 @ 103.94)[1,3]	(BB-, B1)	03/01/20	7.875	2,202,753
1,500	Cabot Financial Luxembourg S.A., Rule 144A, Senior Secured Notes (Callable 02/29/16 @ 107.78)[1,3]	(B+, B2)	10/01/19	10.375	2,276,693
2,250	Jefferies Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 04/01/16 @ 105.53)[1]	(B, B1)	04/01/20	7.375	1,890,000

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Investments & Misc. Financial Services
$1,400	Jefferies Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 04/15/17 @ 105.16)[1]	(B, B1)	04/15/22	6.875	$1,109,500
700	Jefferies Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 10/15/17 @ 105.63)[1]	(B, B1)	04/15/21	7.500	572,687
1,275	Rialto Corp., Rule 144A, Company Guaranteed Notes (Callable 02/29/16 @ 103.50)[1]	(B, B2)	12/01/18	7.000	1,281,375

					9,333,008

Machinery (0.4%)
1,050	CNH Industrial Capital LLC, Company Guaranteed Notes[4]	(BB, Ba1)	11/06/20	4.375	1,000,125

Media Content (1.4%)
550	Netflix, Inc., Global Senior Unsecured Notes	(B+, B1)	03/01/24	5.750	567,875
750	Netflix, Inc., Rule 144A, Senior Unsecured Notes[1]	(B+, B1)	02/15/25	5.875	777,188
1,710	Sinclair Television Group, Inc., Global Company Guaranteed Notes (Callable 10/01/17 @ 103.06)	(B+, B1)	10/01/22	6.125	1,765,575

					3,110,638

Medical Products (0.8%)
1,950	Sterigenics-Nordion Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 05/15/18 @ 104.88)[1]	(CCC+, Caa1)	05/15/23	6.500	1,869,563

Metals & Mining - Excluding Steel (4.6%)
3,100	Boart Longyear Management Pty. Ltd., Rule 144A, Company Guaranteed Notes (Callable 04/01/16 @ 103.50)[1,4]	(CCC+, Caa2)	04/01/21	7.000	1,178,000
426	Boart Longyear Management Pty. Ltd., Rule 144A, Senior Secured Notes[1]	(B, B3)	10/01/18	10.000	310,980
1,800	Eldorado Gold Corp., Rule 144A, Company Guaranteed Notes (Callable 12/15/16 @ 103.06)[1]	(BB, Ba3)	12/15/20	6.125	1,516,500
3,430	Global Brass & Copper, Inc., Global Senior Secured Notes (Callable 06/01/16 @ 104.75)	(B+, B3)	06/01/19	9.500	3,601,500
4,525	Noranda Aluminum Acquisition Corp., Global Company Guaranteed Notes (Callable 03/01/16 @ 105.50)	(CCC-, C)	06/01/19	11.000	452,500
6,100	Taseko Mines Ltd., Company Guaranteed Notes (Callable 02/29/16 @ 103.88)	(B-, B3)	04/15/19	7.750	3,324,500
3,100	Xinergy Corp., Rule 144A, Senior Secured Notes (Callable 02/29/16 @ 104.63)[1,5,10]	(NR, NR)	05/15/19	9.250	217,000

					10,600,980

Oil Field Equipment & Services (4.6%)
4,500	Calfrac Holdings LP, Rule 144A, Company Guaranteed Notes (Callable 02/29/16 @ 103.75)[1]	(B, Caa1)	12/01/20	7.500	1,822,860
4,080	FTS International, Inc., Global Senior Secured Notes (Callable 05/01/17 @ 104.69)	(CCC+, Caa2)	05/01/22	6.250	785,400
1,575	Pacific Drilling V Ltd., Rule 144A, Senior Secured Notes (Callable 02/29/16 @ 103.63)[1]	(B, Caa3)	12/01/17	7.250	559,125
2,050	Parker Drilling Co., Global Company Guaranteed Notes (Callable 01/15/18 @ 103.38)	(B+, B2)	07/15/22	6.750	1,250,500
200	Parker Drilling Co., Global Company Guaranteed Notes (Callable 08/01/16 @ 103.75)	(B+, B2)	08/01/20	7.500	140,500
2,355	Pioneer Energy Services Corp., Global Company Guaranteed Notes (Callable 03/15/17 @ 104.59)	(B+, B3)	03/15/22	6.125	906,675
2,250	Shelf Drilling Holdings Ltd., Rule 144A, Secured Notes (Callable 02/29/16 @ 104.31)[1]	(B+, B1)	11/01/18	8.625	1,586,250
3,575	Sidewinder Drilling, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/15/16 @ 104.88)[1]	(CCC+, Ca)	11/15/19	9.750	1,537,250
2,500	Trinidad Drilling Ltd., Rule 144A, Company Guaranteed Notes (Callable 02/29/16 @ 101.97)[1]	(BB, B1)	01/15/19	7.875	2,037,500

					10,626,060

Oil Refining & Marketing (5.3%)
1,000	CITGO Petroleum Corp., Rule 144A, Senior Secured Notes (Callable 08/15/17 @ 104.69)[1]	(B+, B3)	08/15/22	6.250	962,500
4,100	Coffeyville Finance, Inc., Global Company Guaranteed Notes (Callable 11/01/17 @ 103.25)	(BB-, B1)	11/01/22	6.500	3,997,500

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Oil Refining & Marketing
$2,650	Northern Tier Finance Corp., Global Senior Secured Notes (Callable 02/29/16 @ 105.34)	(BB-, B1)	11/15/20	7.125	$2,534,460
4,000	PBF Finance Corp., Global Senior Secured Notes (Callable 02/29/16 @ 104.13)[4]	(BBB-, B1)	02/15/20	8.250	4,105,000
700	Western Refining, Inc., Global Company Guaranteed Notes (Callable 04/01/17 @ 103.13)	(B+, B3)	04/01/21	6.250	640,500

					12,239,960

Packaging (2.7%)
250	Ardagh Holdings U.S.A., Inc. Rule 144A, Company Guaranteed Notes (Callable 06/30/17 @ 103.00)[1]	(CCC+, Caa1)	06/30/21	6.000	226,875
200	Ardagh Holdings U.S.A., Inc., Rule 144A, Company Guaranteed Notes (Callable 01/31/17 @ 103.38)[1]	(CCC+, Caa1)	01/31/21	6.750	190,500
700	Ardagh Packaging Finance PLC, Rule 144A, Company Guaranteed Notes (Callable 02/29/16 @ 104.63)[1,8]	(CCC+, Caa1)	10/15/20	9.250	786,975
4,150	Reynolds Group Issuer LLC, Global Company Guaranteed Notes (Callable 02/29/16 @ 104.13)	(CCC+, Caa2)	02/15/21	8.250	3,890,625
1,050	SIG Combibloc Holdings S.C.A., Rule 144A, Senior Unsecured Notes (Callable 02/15/18 @ 103.88)[1,8]	(B-, Caa1)	02/15/23	7.750	1,174,497

					6,269,472

Personal & Household Products (1.5%)
3,390	NBTY, Inc., Global Company Guaranteed Notes (Callable 02/29/16 @ 102.25)	(B-, B3)	10/01/18	9.000	3,481,191

Pharmaceuticals (1.7%)
1,850	AMAG Pharmaceuticals, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/01/18 @ 105.91)[1,4]	(B+, B3)	09/01/23	7.875	1,688,125
525	Capsugel S.A., 7.000 Cash%, 7.750% PIK, Rule 144A, Senior Unsecured Notes (Callable 02/16/16 @ 101.00)[1,2]	(B-, Caa1)	05/15/19	14.750	514,172
1,000	Valeant Pharmaceuticals International, Rule 144A, Company Guaranteed Notes (Callable 02/29/16 @ 103.38)[1]	(B-, B1)	08/15/21	6.750	975,000
750	Valeant Pharmaceuticals International, Rule 144A, Company Guaranteed Notes (Callable 10/15/16 @ 103.19)[1]	(B-, B1)	10/15/20	6.375	723,750

					3,901,047

Printing & Publishing (1.6%)
4,008	Harland Clarke Holdings Corp., Rule 144A, Senior Secured Notes (Callable 02/29/16 @ 104.88)[1]	(BB-, B1)	08/01/18	9.750	3,747,480

Property & Casualty Insurance (0.8%)
2,500	York Risk Services Holding Corp., Rule 144A, Company Guaranteed Notes (Callable 10/01/17 @ 106.38)[1]	(CCC+, Caa2)	10/01/22	8.500	1,928,125

Real Estate Development & Management (0.2%)
500	DuPont Fabros Technology LP, Company Guaranteed Notes (Callable 06/15/18 @ 104.22)	(BB, Ba1)	06/15/23	5.625	503,750

Real Estate Investment Trusts (3.7%)
850	ESH Hospitality, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/01/20 @ 102.63)[1]	(BB-, B3)	05/01/25	5.250	822,902
4,400	iStar, Inc., Senior Unsecured Notes (Callable 07/01/16 @ 102.50)	(B+, B2)	07/01/19	5.000	4,152,500
2,500	QTS Finance Corp., Global Company Guaranteed Notes (Callable 08/01/17 @ 104.41)	(BB-, B2)	08/01/22	5.875	2,546,875
875	The Geo Group, Inc., Global Company Guaranteed Notes (Callable 02/29/16 @ 103.31)	(BB-, Ba3)	02/15/21	6.625	897,969

					8,420,246

Recreation & Travel (1.2%)
2,800	ClubCorp Club Operations, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/18 @ 106.19)[1]	(B-, B3)	12/15/23	8.250	2,688,000

Software - Services (2.9%)
1,950	Optimas OE Solutions, Inc., Rule 144A, Senior Secured Notes (Callable 06/01/18 @ 104.31)[1]	(B-, B3)	06/01/21	8.625	1,599,000
2,525	Riverbed Technology, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/18 @ 104.44)[1]	(CCC+, Caa1)	03/01/23	8.875	2,316,687

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Software - Services
$1,875	Sungard Availability Services Capital, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/19 @ 104.38)[1]	(CCC+, Caa1)	04/01/22	8.750	$1,115,625
4,331	Syniverse Holdings, Inc., Global Company Guaranteed Notes (Callable 02/29/16 @ 102.28)	(CCC+, Caa2)	01/15/19	9.125	1,667,435

					6,698,747

Specialty Retail (2.0%)
1,680	Beverages & More, Inc., Rule 144A, Senior Secured Notes (Callable 02/29/16 @ 105.00)[1]	(B-, Caa1)	11/15/18	10.000	1,535,100
700	Caleres, Inc., Global Company Guaranteed Notes (Callable 08/15/18 @ 104.69)	(BB, B1)	08/15/23	6.250	694,750
1,660	Penske Automotive Group, Inc., Global Company Guaranteed Notes (Callable 10/01/17 @ 102.88)	(B+, B1)	10/01/22	5.750	1,655,850
1,100	Takko Luxembourg 2 S.C.A., Rule 144A, Senior Secured Notes (Callable 04/15/16 @ 104.94)[1,8]	(CCC+, Caa1)	04/15/19	9.875	654,676

					4,540,376

Steel Producers/Products (0.9%)
2,685	JMC Steel Group, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/29/16 @ $104.13)[1,4]	(B-, Caa1)	03/15/18	8.250	2,013,750

Support - Services (5.1%)
1,900	Audatex North America, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/01/18 @ 103.06)[1]	(BB-, B1)	11/01/23	6.125	1,921,375
3,125	CoreLogic, Inc., Global Company Guaranteed Notes (Callable 06/01/16 @ 103.63)	(B+, Ba3)	06/01/21	7.250	3,257,812
4,400	H&E Equipment Services, Inc., Global Company Guaranteed Notes (Callable 09/01/17 @ 103.50)[4]	(BB-, B3)	09/01/22	7.000	4,048,000
2,100	Light Tower Rentals, Inc., Rule 144A, Senior Secured Notes (Callable 08/01/16 @ 106.09)[1]	(B-, B3)	08/01/19	8.125	939,750
725	Safway Finance Corp., Rule 144A, Secured Notes (Callable 02/29/16 @ 103.50)[1]	(B+, B3)	05/15/18	7.000	714,125
765	The Hertz Corp., Global Company Guaranteed Notes (Callable 02/29/16 @ 103.69)[4]	(B, B2)	01/15/21	7.375	778,388

					11,659,450

Tech Hardware & Equipment (5.8%)
2,010	Anixter, Inc., Global Company Guaranteed Notes	(BB, Ba3)	05/01/19	5.625	2,072,812
2,050	Anixter, Inc., Rule 144A, Company Guaranteed Notes[1]	(BB, Ba3)	03/01/23	5.500	2,014,125
1,550	Avaya, Inc., Rule 144A, Senior Secured Notes (Callable 02/29/16 @ 103.50)[1]	(B, B1)	04/01/19	7.000	1,038,500
1,750	Avaya, Inc., Rule 144A, Senior Secured Notes (Callable 02/29/16 @ 104.50)[1]	(B, B1)	04/01/19	9.000	1,194,375
3,584	Belden, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/01/17 @ 102.75)[1]	(B+, Ba3)	09/01/22	5.500	3,440,640
1,950	CommScope Technologies Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 06/15/20 @ 103.00)[1]	(B, B2)	06/15/25	6.000	1,901,250
2,250	Dell, Inc., Global Senior Unsecured Notes	(BB+, Ba3)	04/15/38	6.500	1,788,750

					13,450,452

Telecom - Satellite (3.3%)
4,500	Hughes Satellite Systems Corp., Global Company Guaranteed Notes	(BB-, B3)	06/15/21	7.625	4,865,625
500	Intelsat Jackson Holdings S.A., Global Company Guaranteed Notes (Callable 02/29/16 @ 103.63)	(B+, B3)	04/01/19	7.250	456,250
1,250	Intelsat Jackson Holdings S.A., Global Company Guaranteed Notes (Callable 04/01/16 @ 103.75)	(B+, B3)	04/01/21	7.500	1,075,000
1,500	Intelsat Jackson Holdings S.A., Global Company Guaranteed Notes (Callable 12/15/17 @ 103.31)[4]	(CCC+, Caa1)	12/15/22	6.625	978,750
700	Intelsat Luxembourg S.A., Global Company Guaranteed Notes (Callable 06/01/17 @ 103.88)	(CCC+, Caa2)	06/01/21	7.750	308,000

					7,683,625

Telecom - Wireless (3.2%)
625	Sprint Corp., Global Company Guaranteed Notes	(B+, Caa1)	09/15/23	7.875	448,437
1,600	Sprint Corp., Global Company Guaranteed Notes	(B+, Caa1)	06/15/24	7.125	1,088,000

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Telecom - Wireless
$1,350	Sprint Corp., Global Company Guaranteed Notes (Callable 11/15/24 @ 100.00)	(B+, Caa1)	02/15/25	7.625	$928,969
1,400	T-Mobile U.S.A., Inc., Global Company Guaranteed Notes (Callable 01/15/21 @ 103.25)	(BB, Ba3)	01/15/26	6.500	1,407,000
3,575	T-Mobile U.S.A., Inc., Global Company Guaranteed Notes (Callable 09/01/19 @ 103.19)	(BB, Ba3)	03/01/25	6.375	3,597,344

					7,469,750

Telecom - Wireline Integrated & Services (1.2%)
2,000	NeuStar, Inc., Global Company Guaranteed Notes (Callable 01/15/18 @ 102.25)[4]	(B, B2)	01/15/23	4.500	1,650,000
1,025	Zayo Capital, Inc., Global Company Guaranteed Notes (Callable 04/01/18 @ 104.50)	(B-, Caa1)	04/01/23	6.000	1,007,063

					2,657,063

Theaters & Entertainment (3.2%)
1,600	AMC Entertainment, Inc., Global Company Guaranteed Notes (Callable 02/15/17 @ 104.41)	(B, B2)	02/15/22	5.875	1,654,000
1,475	Carmike Cinemas, Inc., Rule 144A, Secured Notes (Callable 06/15/18 @ 104.50)[1]	(BB, B1)	06/15/23	6.000	1,532,156
1,000	National CineMedia LLC, Global Senior Secured Notes (Callable 04/15/17 @ 103.00)	(BB-, Ba2)	04/15/22	6.000	1,028,750
3,074	National CineMedia LLC, Global Senior Unsecured Notes (Callable 07/15/16 @ 103.94)	(B, B2)	07/15/21	7.875	3,189,275

					7,404,181

Transport Infrastructure/Services (0.4%)
2,600	Navios Maritime Finance II U.S., Inc., Rule 144A, Senior Secured Notes (Callable 01/15/17 @ 105.53)[1]	(B+, B3)	01/15/22	7.375	945,750

TOTAL CORPORATE BONDS (Cost $328,630,238)					264,600,526

BANK LOANS (27.2%)
Aerospace & Defense (0.5%)
1,246	LM U.S. Corp. Acquisition, Inc.[11]	(CCC, Caa2)	01/25/21	8.250	1,245,763

Auto Parts & Equipment (1.3%)
1,750	Jason, Inc.[5,11]	(CCC+, Caa1)	06/30/22	9.000	1,385,414
1,520	U.S. Farathane LLC[11]	(B+, B2)	12/23/21	6.750	1,520,000

					2,905,414

Beverages (1.0%)
2,500	The Winebow Group, Inc.[5,11]	(CCC+, Caa1)	12/31/21	8.500	2,300,000

Building Materials (1.0%)
2,351	Panolam Industries International, Inc.[5,11]	(BB-, B2)	08/23/17	7.250	2,315,951

Chemicals (3.1%)
2,416	Ascend Performance Materials Operations LLC[11]	(B, B2)	04/10/18	6.750	2,248,758
2,948	Ravago Holdings America, Inc.[11]	(BB+, B2)	12/20/20	5.500	2,934,605
2,500	Solenis International LP11	(B-, Caa1)	07/31/22	7.750	1,912,500

					7,095,863

Diversified Capital Goods (0.8%)
1,870	Dynacast International LLC[11]	(B-, Caa1)	01/30/23	9.500	1,813,900

Energy - Exploration & Production (0.4%)
1,750	Chief Exploration & Development LLC[11]	(NR, NR)	05/16/21	7.500	1,029,000

Food - Wholesale (0.5%)
1,500	Del Monte Foods, Inc.[11]	(CCC, Caa1)	08/18/21	8.250	1,250,625

Gaming (1.4%)
1,500	CBAC Borrower LLC[11]	(B-, B3)	07/02/20	8.250	1,425,000
1,995	ROC Finance LLC[11]	(B+, B2)	06/20/19	5.000	1,789,174

					3,214,174

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Health Services (0.8%)
$2,000	Phillips-Medisize Corp.[11]	(CCC+, Caa2)	06/16/22	8.250	$1,800,000

Investments & Misc. Financial Services (1.2%)
925	Liquidnet Holdings, Inc.[11]	(B, B3)	05/22/19	7.750	892,625
2,000	Mergermarket U.S.A., Inc.[11]	(CCC+, Caa2)	02/04/22	7.500	1,780,000

					2,672,625

Machinery (1.0%)
2,250	CPM Holdings, Inc.[5,11]	(B, Caa1)	04/10/23	10.250	2,248,605

Media Content (0.4%)
1,000	DLG Acquisitions Ltd.[8,11]	(B-, Caa2)	06/30/22	8.250	992,780

Oil Field Equipment & Services (0.4%)
2,000	Shelf Drilling Holdings Ltd.[11]	(B+, B2)	10/08/18	10.000	1,015,000

Oil Refining & Marketing (1.2%)
2,947	Philadelphia Energy Solutions LLC[11]	(BB-, B1)	04/04/18	6.250	2,760,323

Printing & Publishing (0.4%)
940	Harland Clarke Holdings Corp.[11]	(BB-, B1)	06/30/17	5.857	898,158

Recreation & Travel (2.1%)
1,960	Abercrombie & Kent U.S. Group Holdings, Inc.[5,6,11]	(NR, NR)	12/07/18	5.000	1,827,700
3,000	Legendary Pictures Funding LLC[5,11]	(NR, NR)	04/22/20	7.000	2,985,000

					4,812,700

Software - Services (3.1%)
2,000	Deltek, Inc.[11]	(CCC+, Caa2)	06/25/23	9.500	1,950,000
2,948	Intralinks, Inc.[5,11]	(BB, B2)	02/24/19	7.250	2,925,394
2,500	Landslide Holdings, Inc.[5,11]	(CCC+, Caa1)	02/25/21	8.250	2,300,000

					7,175,394

Specialty Retail (0.9%)
2,500	BJ’s Wholesale Club, Inc.[11]	(CCC, Caa2)	03/26/20	8.500	2,109,375

Steel Producers/Products (0.8%)
1,980	Atkore International, Inc.[11]	(CCC+, Caa2)	10/09/21	7.750	1,758,903

Support - Services (0.6%)
1,470	RedTop Luxembourg Sarl[11]	(CCC+, B3)	06/03/21	8.250	1,392,825

Telecom - Wireline Integrated & Services (0.8%)
2,000	Omnitracs, Inc.[11]	(CCC+, Caa1)	05/25/21	8.750	1,912,500

Theaters & Entertainment (2.4%)
2,000	CKX, Inc.[5,11]	(CCC-, Caa2)	06/21/17	11.000	850,000
3,000	Metro-Goldwyn-Mayer, Inc.[11]	(BB, Ba3)	06/26/20	5.125	2,985,000
1,734	Tech Finance & Co. S.C.A.[11]	(B+, B1)	07/13/20	5.000	1,708,269

					5,543,269

Transport Infrastructure/Services (1.1%)
1,182	OSG International, Inc.[11]	(BB-, B1)	08/05/19	5.750	1,099,260
1,360	PODS LLC[11]	(CCC+, Caa1)	02/02/23	9.250	1,339,600

					2,438,860

TOTAL BANK LOANS (Cost $68,420,875)					62,702,007

ASSET BACKED SECURITIES (0.7%)
Collateralized Debt Obligations (0.7%)
1,000	BNPP IP CLO Ltd., 2014-2A, Rule 144A1,11	(BB, NR)	10/30/25	5.572	589,188
1,000	Dryden Senior Loan Fund, 2012-24RA, Rule 144A1,11	(B, NR)	11/15/23	8.262	915,828

TOTAL ASSET BACKED SECURITIES (Cost $1,927,338)					1,505,016

Number of Shares				Value

COMMON STOCKS (0.0%)
Building Materials (0.0%)
619	Dayton Superior Corp.[5,6,12]			$—

Chemicals (0.0%)
4,893	Huntsman Corp.[5]			42,227

Gaming (0.0%)
55,100	Majestic Holdco LLC[5,12]			13,086

TOTAL COMMON STOCKS (Cost $398,239)				55,313

PREFERRED STOCK (0.0%)
Building Materials (0.0%)
688	Dayton Superior Corp.[5,6,12] (Cost $250,835)			—

SHORT-TERM INVESTMENTS (5.7%)
10,205,568	State Street Navigator Prime Portfolio, 0.44%[13]			10,205,568

Par (000)		Maturity	Rate%
$2,845	State Street Bank and Trust Co. Euro Time Deposit	02/01/16	0.010	2,844,855

TOTAL SHORT-TERM INVESTMENTS (Cost $13,050,423)				13,050,423

TOTAL INVESTMENTS AT VALUE (148.5%) (Cost $412,677,948)				341,913,285

LIABILITIES IN EXCESS OF OTHER ASSETS (-48.5%)				(111,684,776)

NET ASSETS (100.0%)				$230,228,509

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
[1]

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2016, these securities amounted to a value of $138,715,579 or 60.3% of net assets.

[2]	PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.
[3]	This security is denominated in British Pound.
[4]	Security or portion thereof is out on loan.
[5]	Illiquid security (unaudited).
[6]	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.
[7]

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

[8]	This security is denominated in Euro.
[9]	Zero-coupon security.
[10]	Bond is currently in default.
[11]	Variable rate obligations — The interest rate is the rate as of January 31, 2016.
[12]	Non-income producing security.
[13]	Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at January 31, 2016.

Investment Abbreviation

NR = Not Rated

Forward Foreign Currency Contracts

Forward Foreign Currency to be Purchased (Local)		Forward Foreign Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Net Unrealized Appreciation (Depreciation)
EUR	122,000	USD	134,230	03/16/16	Morgan Stanley	$134,230	$132,155	$(2,075)
USD	6,015,607	EUR	5,529,000	04/15/16	Morgan Stanley	(6,015,607)	(5,994,525)	21,082
USD	6,280,763	GBP	4,352,000	04/15/16	Morgan Stanley	(6,280,763)	(6,174,354)	106,409

								$125,416

Currency Abbreviations:

EUR = Euro

GBP = British Pound

USD = United States Dollar

SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the “Board”) to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Accounting principles generally accepted in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

Level 1–quoted prices in active markets for identical investments
Level 2–other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3–significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2016 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3		Total
Investments in Securities
Corporate Bonds	$—	$264,484,709	$115,817		$264,600,526
Bank Loans	—	35,187,702	27,514,305		62,702,007
Asset Backed Securities	—	1,505,016	—		1,505,016
Common Stocks	42,227	13,086	0	[1]	55,313	[1]
Preferred Stocks	—	—	0	[1]	0	[1]
Short-term Investments	—	13,050,423	—		13,050,423

	$42,227	$314,240,936	$27,630,122		$341,913,285

Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$127,491	$—		$127,491

Liabilities	Level 1	Level 2	Level 3		Total
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$2,075	$—		$2,075

[1]	Included a zero valued security.
*	Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.

The following is a reconciliation of investments as of January 31, 2016 in which significant unobservable inputs were used in determining value. Transfers in or out of Level 3 represent the end of the period value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

	Corporate Bonds	Bank Loans	Common Stocks	Preferred Stocks	Total
Balance as of October 31, 2015	$115,995	$31,410,501	$—	$—	$31,526,496
Accrued discounts (premiums)	2,584	34,501	—	—	37,085
Purchases	—	2,455,000	—	—	2,455,000
Sales	(688)	(71,200)	—	—	(71,888)
Realized gain (loss)	(549,312)	894	—	—	(548,418)
Change in unrealized appreciation (depreciation)	547,238	(1,223,437)	—	—	(676,199)
Transfers into Level 3	—	4,809,600	—	—	4,809,600
Transfers out of Level 3	—	(9,901,554)	—	—	(9,901,554)

Balance as of January 31, 2016	$115,817	$27,514,305	$—	$—	$27,630,122

Net change in unrealized appreciation (depreciation) from investments still held as of January 31, 2016	$(2,762)	$(782,028)	$—	$—	$(784,790)

Quantitative Disclosure About Significant Unobservable Inputs

Asset Class	Fair Value at 1/31/2016	Valuation Techniques	Unobservable Input	Range (Weighted Average) (per share)
Corporate Bonds	$115,817	Vendor Pricing	Single Broker Quote	$0.00 – $0.42 ($0.09)
Bank Loans	$27,514,305	Vendor Pricing	Single Broker Quote	$0.77 – $1.00 ($0.94)

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs Credit Suisse Asset Managment LLC, the Fund’s investment adviser (“Credit Suisse” or the “Adviser”) considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. Significant unobservable inputs identified by the Adviser are often used in the fair value determination. A significant change in any of these inputs may result in a significant change in the fair value measurement. Due to the uncertainty inherent in the valuation process, such estimates of fair value may differ significantly from the values that would have been used had a ready market for the investments existed, and differences could be material. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

For the quarter ended January 31, 2016, there were no transfers in and out of Level 1 and Level 2, but there were $4,809,600 transferred out from Level 2 to Level 3 due to lack of pricing source supported by observable inputs and $9,901,553 transferred out from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:	Controls and Procedures

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits

1.	The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE HIGH YIELD BOND FUND

/s/ John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer and President
Date:	March 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer and President
Date:	March 21, 2016

/s/ Rocco DelGuercio
Name:	Rocco DelGuercio
Title:	Chief Financial Officer
Date:	March 21, 2016